                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Quarter Ended:           September 30, 2000
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Check here if Amendment [ ];   Amendment Number:  ________________________

  This Amendment (Check only one.):     [ ]    is a restatement.

                                        [ ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             MUTUAL OF AMERICA LIFE INSURANCE COMPANY
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Address:          320 Park Avenue
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                  New York, NY 10022-6839
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Form 13F  File Number:     28-1391
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:             Manfred Altstadt
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Title:            Senior Executive Vice President and Chief Financial Officer
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Phone:            (212)  224-1543
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Signature, Place, and Date of Signing:

/s/  Manfred Altstadt                     New York, N. Y.   October 24, 2000
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[Signature]                               [City, State]     [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of  Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F  File Number   Name

      28-4274                 Mutual of  America Capital Management Corporation
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